Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value of Financial Instruments
ASC Topic 820, Fair Value Measurements, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level I) and the lowest priority to unobservable inputs (Level III). A financial asset’s or financial liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The carrying values of cash and cash equivalents, restricted cash and accounts payable approximate their fair values due to the short term nature of these financial instruments.
We estimate the fair values of our loans held for investment using Level III inputs, including discounted cash flow analyses and currently prevailing market terms as of the measurement date, determined by significant unobservable market inputs, which include holding periods, discount rates based on LTV, property types and loan pricing expectations which are corroborated by a comparison with other market participants to determine the appropriate market spread to add to the one month LIBOR (Level III inputs as defined in the fair value hierarchy under GAAP).
The table below provides information regarding our financial assets:

	March 31, 2021 (Successor Basis)		December 31, 2020 (Predecessor Basis)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Loans held for investment	$147,247	$146,400	$91,879	$91,879
There were no transfers of financial assets or liabilities within the fair value hierarchy during the three months ended March 31, 2021.

4.    Fair Value Measurements

We estimate the fair values of our loans held for investment using Level III inputs, including discounted cash flow analyses and currently prevailing market terms as of the measurement date, determined by significant unobservable market inputs, which include holding periods, discount rates based on loan to value, or LTV, property types and loan pricing expectations which are corroborated by a comparison with other market participants to determine the appropriate market spread to add to the one month LIBOR (Level III inputs as defined in the fair value hierarchy under GAAP). As of December 31, 2020, the fair value of the mortgage loans approximated their historical cost.

We report the value of our investments at their fair value. Fair value is defined as the price that we would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing investments, we use observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions we believe believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments.
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including our own assumptions in determining the fair value of investments).

Legacy Portfolio Assets

We use broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, we believe that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, we fair value those foreign securities. In such circumstances, we report holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. We recognize interperiod transfers between the input levels as of the end of the period.

Mortgage Loans Held for Investment

Our loans are classified as held for investment based upon our intent and ability to hold them until maturity. We evaluate each of our loans for impairment at least quarterly by assessing a variety of risk factors in relation to each loan and assigning a risk rating to each loan based on those factors. Factors considered in these evaluations include, but are not limited to, property type, geographic and local market dynamics, physical condition, leasing and tenant profile, projected cash flow, risk of loss, current LTV, debt yield, collateral performance, structure, exit plan and sponsorship. Loans are rated "1" (lower risk) through "5" (impaired/loss likely) as defined below:

"1" lower risk—Criteria reflects a sponsor having a strong financial condition and low credit risk and our evaluation of management’s experience; collateral performance exceeding performance metrics included in the business plan or credit underwriting; and the property demonstrating stabilized occupancy and/or market rates, resulting in strong current cash flow and net operating income and/or having a very low LTV.

"2" average risk—Criteria reflects a sponsor having a stable financial condition and our evaluation of management’s experience; collateral performance meeting or exceeding substantially all performance metrics included in the business plan or credit underwriting; and the property demonstrating improved occupancy at market rents, resulting in sufficient current cash flow and/or having a low LTV.

"3" acceptable risk—Criteria reflects a sponsor having a history of repaying loans at maturity and meeting its credit obligations and our evaluation of management’s experience; collateral performance expected to meet performance metrics included in the business plan or credit underwriting; and the property having a moderate LTV. New loans and loans with a limited history will typically be assigned this rating and will be adjusted to other levels from time to time as appropriate.

"4" higher risk—Criteria reflects a sponsor having a history of unresolved missed or late payments, maturity extensions and difficulty timely fulfilling its credit obligations and our evaluation of management’s experience; collateral performance failing to meet the business plan or credit underwriting; the existence of a risk of default possibly leading to a loss and/or potential weaknesses that deserve management’s attention; and/or the property having a high LTV.

"5" impaired/loss likely—Criteria reflects a very high risk of realizing a principal loss or having incurred a principal loss; a sponsor having a history of default payments, trouble fulfilling its credit obligations, deeds in lieu of foreclosures, and/or bankruptcies; collateral performance is significantly worse than performance metrics included in the business plan; loan covenants or performance milestones having been breached or not attained; timely exit via sale or refinancing being uncertain; and/or the property having a very high LTV.

We evaluate each of our loans for impairment at least quarterly by assessing a variety of risk factors in relation to each loan and assigning a risk rating to each loan based on those factors. The following table allocates the carrying value of our loan portfolio at December 31, 2020 based on our internal risk rating policy:

December 31, 2020
Number of
Risk Rating	Loans	Carrying Value
1	—	$—
2	—	—
3	5	91,878,969
4	—	—
5	—	—
	5	$91,878,969

The weighted average risk rating of our loans by carrying value was 3.0 as of December 31, 2020. We did not have any impaired loans or nonaccrual loans as of December 31, 2020. As of December 31, 2020, and February 22, 2021, all of our borrowers had paid all of their debt service obligations owed and due to us and none of the loans included in our investment portfolio were in default.

The following table provides a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Mortgage Loan
Characterized
as Level 3
Balance, as of December 31, 2019	$—
Loan originations (Level 3)	91,878,969
Balance, as of December 31, 2020	$91,878,969
Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2020	$—

At December 31, 2020, there were no Level 3 fair value measurements utilizing significant inputs determined by management. We recognize interperiod transfers between the input levels as of the end of the period. There were no transfers of financial assets or liabilities within the fair value hierarchy during the year ended December 31, 2020.